Unissued equity	6 Months Ended
Dec. 31, 2023
Unissued Equity [Abstract]
Unissued equity
Note 17. Unissued equity

	Consolidated
	December 2023	June 2023
	$	$
Unissued equity	380,224	—

On 23 October, 2023, we entered into a securities purchase agreement with the selling shareholder, pursuant to which the Consolidated entity issued a six month unsecured convertible promissory note (the “Note”) in the principal amount of $776,670 (US$500,000). The note bears interest at 10% per annum. The shareholder called upon 50% of the promissory note, and was repaid the remaining US$250,000 plus interest of US$3,014 (total repayment of $371,802) on 20 December 2023. This amount presented above represents the 591,697 ADS’s representing 5,916,970 ordinary shares to be issued is currently sitting in unissued capital while the investor organizes their tax forms.